Segment Information (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Interest margin and similar income and expenses	R$ 74,980	R$ 64,135
Net gains (loss) on investment securities and derivatives	32,011	29,145
Results from foreign exchange operation	3,143	4,432
Depreciation and amortization expenses	7,177	R$ 6,529
Interest and similar income and expenses	72,418
Net gains (loss) on investment securities and derivatives	13,325
Results from foreign exchange operation	1,280
Depreciation and amortization expenses	R$ 5,750
Maximum revenue percentage represented by clients	10.00%